Other assets	12 Months Ended
Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Other assets
11. Other assets

	December 31, 2021	December 31, 2020

Long-term value added tax and other taxes recoverable	$38,822	$32,148
Prepaid forestry fees	1,824	2,655
Prepaid loan costs	2,020	2,191
Investment in marketable securities and debt securities	59,849	—
Other	1,508	2,568
	$104,023	$39,562
Included in investments in marketable securities are investments in Probe Metals Inc. and investments in GMIN. In July 2021, the Company acquired 11.5% of the outstanding common shares of Probe Metals Inc. for cash consideration of CDN $23,691 ($18,654). The investments in marketable securities and debt securities are recorded at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income (loss)